Unaudited Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
ASSETS
Non-current assets	€ 199,885	€ 196,685
Intangible assets	26,341	28,711
Right of use assets	42,290	41,603
Property, plant and equipment	113,843	112,435
Deferred tax assets	9,189	5,637
Other non-current assets	8,222	8,299
Current assets	320,653	424,660
Inventories	38,000	35,104
Trade receivables	44,346	23,912
Other current assets	67,054	74,079
Cash and cash equivalents	171,253	289,430
Assets classified as held for sale	0	2,134
TOTAL ASSETS	520,539	621,344
EQUITY
Share capital	20,837	20,755
Share premium	594,003	594,043
Other reserves	62,205	55,252
Retained earnings/(Accumulated deficit)	(450,253)	(306,974)
Loss for the period	(69,271)	(143,279)
TOTAL EQUITY	157,521	219,797
LIABILITIES
Non-current liabilities	144,867	124,156
Borrowings	107,047	87,227
Lease liabilities	27,851	28,163
Refund liabilities	6,257	6,635
Provisions	1,405	1,320
Deferred tax liabilities	2,220	694
Other liabilities	88	116
Current liabilities	218,151	277,392
Borrowings	33,811	11,580
Trade payables and accruals	94,241	41,491
Income tax liability	472	532
Tax and Employee-related liabilities	14,496	15,738
Lease liabilities	25,794	25,411
Contract liabilities	13,343	9,411
Refund liabilities	26,371	136,450
Provisions	9,505	31,257
Other liabilities	117	5,523
TOTAL LIABILITIES	363,018	401,547
TOTAL EQUITY AND LIABILITIES	€ 520,539	€ 621,344